INCOME TAXES (Schedule of Income Tax Benefit (Provision)) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Current	$ (1,633,000)	$ (1,468,000)
Deferred	568,000	346,000
Change in valuation allowance	1,065,000	1,122,000
Total